Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net
	As of March 31,
	2023	2024
	RMB	RMB
Advance to suppliers	63,295	433,363
Receivables from supply chain service provider	7,648	6,114
Other receivables	20,852	18,532
Allowance for doubtful accounts	(355)	(355)
Prepaid expenses and other current assets, net	91,440	457,654